ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

(4) ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2012	2013
Accounts receivable	129,476,266	170,347,528
Allowance for doubtful accounts	(1,503,621)	(2,254,797)
Accounts receivable, net	127,972,645	168,092,731

The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2011	2012	2013
Balance at the beginning of year	304,796	1,323,490	1,503,621
Additions	1,576,739	1,137,574	2,650,128
Write-offs	(558,045)	(957,443)	(1,898,952)
Balance at the end of year	1,323,490	1,503,621	2,254,797

The write-offs in 2011, 2012 and 2013 consisted of a combination of accounts receivable from individual and corporate customers and travel suppliers.